Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 15 — Related party balances and transactions

The Company borrows funds from Jie Zhao, the Company’s major shareholder for operation purpose. The loans are interest free, no collateral and are due in 2022. During the year ended December 31, 2020, the Company repaid RMB 4,850,000 to Jie Zhao. During the year ended December 31, 2021, the Company repaid the remaining balance of RMB 6,154,468 to Jie Zhao.

The Company borrowed RMB 75,500,000 from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) in 2019 for cash flow purpose. The Company repaid RMB 91,500,000 during the year ended December 31, 2020. The Company also borrowed additional RMB 96,300,000 during the year ended December 31, 2020. The Company borrowed additional RMB 42,600,000 and repaid RMB 35,763,510 during the year ended December 31, 2021. The Company borrowed additional RMB 47,029,482 (USD 6,752,647) repaid RMB 75,644,627 (USD 10,861,302) during the year ended December 31, 2022.The loan has an annual interest rate of 7% and is due in 2021 and 2022. During the year ended December 31, 2020, 2021 and 2022, interest expense related to this loan, included in finance expense, amounted to RMB 2,281,611, RMB 5,625,293, and RMB 1,542,315 (USD 221,451), respectively.

The Company’s subsidiary Shanghai Weimu borrowed a total of RMB 5,616,000 from Gou Lei (Non-controlling shareholder and legal representative of Shanghai Weimu) from April 9, 2021 to October 10, 2021. The loans bear interest of 7% per annum and unsecured. The Company fully repaid the loans as of December 31, 2021. Interest expense for the loans amounted to RMB 62,209 for the year ended December 31, 2021.

The Company’s subsidiary Shenzhen Yiyun borrowed a total of RMB 16,100,000 from Yang Cui (executive director of Shenzhen Yiyun) on August 20, 2021 for cash flow purpose. The loan bears no interest and is due in five years. The Company repaid RMB 1,500,000 (USD 215,375) during the year ended December 31, 2022. The company deconsolidated Shenzhen Yiyun on November, 2022. (See Note 5 for detail) Therefore, the loan balance RMB 14,600,000 (USD 2,096,316) was deconsolidated as of December 31, 2022.

Name of Related Parties	Relationship	Nature	December 31, 2021	December 31, 2022	December 31, 2022
			RMB	RMB	USD
Yang Cui	Executive director of Beijing WiMi	Loan	16,100,000	—	—
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	71,036,490	42,421,345	6,090,995
Total:			87,136,490	42,421,345	6,090,995
Current portion of related party loan			20,000,000	42,421,345	6,090,995
Related party loan – non-current			67,136,490	42,421,345	6,090,995

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2023	42,421,345	6,090,995
2024	—	—
Total	42,421,345	6,090,995

Joyous Dragon is a non controlling shareholder of MicroAlgo. The amount below represents advance to Venus Acquisition Corp prior to the merger. The amount was non interest bearing and due on demand.

	December 31, 2021	December 31, 2022	December 31, 2022

	RMB	RMB	USD
Other payables Related Party-Joyous Dragon	—	1,067,903	153,333

As result of deconsolidation of ICinit on October 1, 2021, the Company recognized RMB 27,589,530 of related party receivable from ICinit, which was previously eliminated in consolidation. The balance was fully repaid to the Company on May 7, 2022.